Segment Information - Schedule of Key Metrics Included in Net Income or Loss and Total Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Key Metrics Included in Net Income or Loss and Total Assets [Abstract]
Marketable securities and cash held in Trust Account	$ 42,874,392		$ 42,874,392		$ 164,407,016	$ 171,405,977	$ 164,407,016
Cash	2,068		2,068		878,254	32,075	878,254
General and administrative costs	628,701	$ 233,288	1,367,922	$ 390,236	367,764	1,475,992	367,764
Dividends and interest earned on marketable securities and cash held in Trust Account	$ 1,365,225	$ 1,786,926	$ 2,879,103	$ 3,523,660	$ 4,407,016	$ 6,998,961	$ 4,407,016